Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

7. POLICY & PRACTICES ON GRANTING EQUITY AWARDS

In conjunction with promoting high ethical standards for the distribution of equity-based incentives, the Committee has an established practice of granting PSUs, RSUs and options for all employees on a predetermined schedule, specifically the second Friday in June (other than in limited circumstances such as newly hired or promoted employees). The Committee’s practice of setting equity award grant dates on a predetermined schedule is designed to avoid the possibility that the Company could grant stock awards prior to the release of material, non-public information that is likely to result in an increase in its stock price or delay the grant of stock awards until after the release of material, non-public information that is likely to result in a decrease in the Company’s stock price. Exercise prices of stock options, when granted, are generally set at, and cannot be lower than, the closing price per share of the Company’s Class A Common Stock on the NYSE on the day of grant. The Committee does not otherwise take into account material, non-public information when determining the terms of stock awards, and the Company does not time the disclosure of material, non-public information for the purposes of affecting the value of executive compensation.

During the fiscal year ended October 31, 2025, the Company did not grant stock options (or similar awards) to any NEO.

Award Timing Method	In conjunction with promoting high ethical standards for the distribution of equity-based incentives, the Committee has an established practice of granting PSUs, RSUs and options for all employees on a predetermined schedule, specifically the second Friday in June (other than in limited circumstances such as newly hired or promoted employees). The Committee’s practice of setting equity award grant dates on a predetermined schedule is designed to avoid the possibility that the Company could grant stock awards prior to the release of material, non-public information that is likely to result in an increase in its stock price or delay the grant of stock awards until after the release of material, non-public information that is likely to result in a decrease in the Company’s stock price. Exercise prices of stock options, when granted, are generally set at, and cannot be lower than, the closing price per share of the Company’s Class A Common Stock on the NYSE on the day of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not otherwise take into account material, non-public information when determining the terms of stock awards, and the Company does not time the disclosure of material, non-public information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false